Offsetting of financial assets (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	SFr 139,000		SFr 111,400
Offsetting	(122,200)		(97,900)
of which counterparty netting	(103,700)		(83,200)
of which cash collateral netting	(18,500)		(14,700)
Total net derivatives subject to enforceable master netting agreements	16,800		13,500
Total derivatives not subject to enforceable master netting agreements	9,200		4,400
Total net derivatives presented in the consolidated balance sheets	26,000		17,900
Offsetting of securities purchased under resale agreements and securities borrowing transactions
Securities purchased under resale agreements, gross	79,400		80,600
Securities purchased under resale agreements, offsetting	(11,900)		(10,900)
Securities purchased under resale agreements, net	67,500		69,700
Securities borrowing transactions, gross	14,900		12,300
Securities borrowing transactions, offsetting	(200)		(500)
Securities borrowing transactions, net	14,700		11,800
Total subject to enforceable master netting agreements, gross	94,300		92,900
Total subject to enforceable master netting agreements, offsetting	(12,100)		(11,400)
Total subject to enforceable master netting agreements, net	82,200		81,500
Total not subject to enforceable master netting agreements	22,700		25,500
Total, gross	117,000		118,400
Total, net	104,900		107,000
of which reported at fair value	78,448	SFr 88,511	85,556
Amounts not offset in the consolidated balance sheets
Derivatives, net	16,800		13,500
Derivatives, financial instruments	5,600		4,400
Derivatives, cash collateral received/pledged	100		0
Derivatives, net exposure	11,100		9,100
Securities purchased under resale agreements, net	67,500		69,700
Securities purchased under resale agreements, financial instruments	67,500		69,700
Securities purchased under resale agreements, cash collateral received/pledged	0		0
Securities purchased under resale agreements, net exposure	0		0
Securities borrowing transactions, net	14,700		11,800
Securities borrowing transactions, financial instruments	14,300		11,200
Securities borrowing transactions, cash collateral received/pledged	0		0
Securities borrowing transactions, net exposure	400		600
Total financial assets subject to enforceable master netting agreements, net	99,000		95,000
Total financial assets subject to enforceable master netting agreements, financial instruments	87,400		85,300
Total financial assets subject to enforceable master netting agreements, cash collateral received/pledged	100		0
Total financial assets subject to enforceable master netting agreements, net exposure	11,500		9,700
Trading assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	25,800		17,700
Other assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	200		200
OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	7,500		6,700
Offsetting	(6,700)		(6,000)
Total net derivatives subject to enforceable master netting agreements	800		700
Amounts not offset in the consolidated balance sheets
Derivatives, net	800		700
OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	121,900		99,100
Offsetting	(106,500)		(87,000)
Total net derivatives subject to enforceable master netting agreements	15,400		12,100
Amounts not offset in the consolidated balance sheets
Derivatives, net	15,400		12,100
Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	9,600		5,600
Offsetting	(9,000)		(4,900)
Total net derivatives subject to enforceable master netting agreements	600		700
Amounts not offset in the consolidated balance sheets
Derivatives, net	600		700
Interest rate derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	87,100		67,800
Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	6,600		3,800
Interest rate derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	80,000		63,700
Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	500		300
Foreign exchange derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	24,200		21,100
Foreign exchange derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	200		100
Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	24,000		21,000
Foreign exchange derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	0		0
Equity/index-related derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	20,000		15,400
Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	11,000		10,100
Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	9,000		5,300
Credit derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	5,700		5,900
Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	700		2,800
Credit derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	5,000		3,100
Other products
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	2,000		1,200
Other products | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	1,900		1,200
Other products | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	100		0
Bank
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	139,000		111,400
Offsetting	(122,200)		(97,900)
of which counterparty netting	(103,600)		(83,200)
of which cash collateral netting	(18,600)		(14,700)
Total net derivatives subject to enforceable master netting agreements	16,800		13,500
Total derivatives not subject to enforceable master netting agreements	9,200		4,400
Total net derivatives presented in the consolidated balance sheets	26,000		17,900
Offsetting of securities purchased under resale agreements and securities borrowing transactions
Securities purchased under resale agreements, gross	79,400		80,600
Securities purchased under resale agreements, offsetting	(11,900)		(10,900)
Securities purchased under resale agreements, net	67,500		69,700
Securities borrowing transactions, gross	14,900		12,300
Securities borrowing transactions, offsetting	(200)		(500)
Securities borrowing transactions, net	14,700		11,800
Total subject to enforceable master netting agreements, gross	94,300		92,900
Total subject to enforceable master netting agreements, offsetting	(12,100)		(11,400)
Total subject to enforceable master netting agreements, net	82,200		81,500
Total not subject to enforceable master netting agreements	22,700		25,500
Total, gross	117,000		118,400
Total, net	104,900		107,000
of which reported at fair value	78,448		85,556
Amounts not offset in the consolidated balance sheets
Derivatives, net	16,800		13,500
Derivatives, financial instruments	5,600		4,400
Derivatives, cash collateral received/pledged	100		0
Derivatives, net exposure	11,100		9,100
Securities purchased under resale agreements, net	67,500		69,700
Securities purchased under resale agreements, financial instruments	67,500		69,700
Securities purchased under resale agreements, cash collateral received/pledged	0		0
Securities purchased under resale agreements, net exposure	0		0
Securities borrowing transactions, net	14,700		11,800
Securities borrowing transactions, financial instruments	14,300		11,200
Securities borrowing transactions, cash collateral received/pledged	0		0
Securities borrowing transactions, net exposure	400		600
Total financial assets subject to enforceable master netting agreements, net	99,000		95,000
Total financial assets subject to enforceable master netting agreements, financial instruments	87,400		85,300
Total financial assets subject to enforceable master netting agreements, cash collateral received/pledged	100		0
Total financial assets subject to enforceable master netting agreements, net exposure	11,500		9,700
Bank | Trading assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	25,800		17,700
Bank | Other assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	200		200
Bank | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	7,500		6,800
Offsetting	(6,700)		(6,000)
Total net derivatives subject to enforceable master netting agreements	800		800
Amounts not offset in the consolidated balance sheets
Derivatives, net	800		800
Bank | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	121,900		99,000
Offsetting	(106,500)		(87,000)
Total net derivatives subject to enforceable master netting agreements	15,400		12,000
Amounts not offset in the consolidated balance sheets
Derivatives, net	15,400		12,000
Bank | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	9,600		5,600
Offsetting	(9,000)		(4,900)
Total net derivatives subject to enforceable master netting agreements	600		700
Amounts not offset in the consolidated balance sheets
Derivatives, net	600		700
Bank | Interest rate derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	87,100		67,800
Bank | Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	6,600		3,900
Bank | Interest rate derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	80,000		63,600
Bank | Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	500		300
Bank | Foreign exchange derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	24,200		21,100
Bank | Foreign exchange derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	200		100
Bank | Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	24,000		21,000
Bank | Equity/index-related derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	20,000		15,400
Bank | Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	11,000		10,100
Bank | Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	9,000		5,300
Bank | Credit derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	5,700		5,900
Bank | Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	700		2,800
Bank | Credit derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	5,000		3,100
Bank | Other products
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	2,000		1,200
Bank | Other products | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	1,900		1,200
Bank | Other products | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	SFr 100		SFr 0